Exhibit 99.1

Huntington Auto Trust 2016-1
	Collection Period Beginning Date		6/1/2020
	Collection Period Ending Date		6/30/2020
	Collection Period		44
	Payment Date		7/15/2020

	1. DEAL SUMMARY
		Beginning Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	—	$—	$—	$—
(3)	Class A-3 Notes	—	$—	$—	$—
(4)	Class A-4 Notes	0.348924	$90,022,408.56	$90,022,408.56	$—
(5)	Class B Notes	1.000000	$20,250,000.00	$20,250,000.00	$—
(6)	Class C Notes	1.000000	$21,000,000.00	$21,000,000.00	$—
(7)	Class D Notes	1.000000	$15,750,000.00	$15,750,000.00	$—
(8)	Total Note Balance		$147,022,408.56	$147,022,408.56	$—
(9)	Overcollateralization		$7,500,000.00	$7,500,000.00	$—
(10)	Reserve Account Balance		$3,750,000.00	$3,750,000.00	$—
(11)	Net Pool Balance		$154,522,408.56	$154,522,408.56	$141,319,372.40
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.85000%	$—	$—
(13)	Class A-2 Notes		1.29000%	$—	$—
(14)	Class A-3 Notes		1.59000%	$—	$—
(15)	Class A-4 Notes		1.93000%	$90,022,408.56	$144,786.04
(16)	Class B Notes		2.21000%	$20,250,000.00	$37,293.75
(17)	Class C Notes		2.56000%	$21,000,000.00	$44,800.00
(18)	Class D Notes		2.96000%	$15,750,000.00	$38,850.00
(19)				$147,022,408.56	$265,729.79
	2. AVAILABLE FUNDS
(20)	Interest Collections		$625,508.57
(21)	Principal Collections		$8,679,400.03
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$4,435,683.01
(24)	Liquidation Proceeds		$13,145.52
(25)	Recoveries		$107,833.50
(26)	Investment Earnings		$—
(27)	Total Collections		$13,861,570.63
	Clean-up Call - Optional Purchase Price
	Net Pool Balance - Collection period ending date	$141,319,372.40
	Accrued Interest on Net Pool Balance - Collection period ending date	$402,657.22
(27a)	Total Optional Purchase Price		$141,722,029.62
(28)	Reserve Account Draw Amount		$3,750,000.00
(29)	Total Available Funds		$159,333,600.25
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$128,768.67	$128,768.67	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$—	$—	$—
(33)	Class A-3 Notes Interest		$—	$—	$—
(34)	Class A-4 Notes Interest		$144,786.04	$144,786.04	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$37,293.75	$37,293.75	$—

(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$44,800.00	$44,800.00	$—
(39)	Third Allocation of Principal		$—	$—	$—
(40)	Class D Notes Interest		$38,850.00	$38,850.00	$—
(41)	Fourth Allocation of Principal		$5,703,036.16	$5,703,036.16	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$7,500,000.00	$7,500,000.00	$—
(43a)	Clean up Call - Remaining Note Balance		$133,819,372.40	$133,819,372.40	$—
(44)	Accrued and unpaid fees to owner/indenture trustees, and asset representations reviewer		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$11,916,693.23	$11,916,693.23	$—
			$159,333,600.25	$159,333,600.25
(45a)	Additional Principal Payment Funded with Proceeds from Clean-up Call		$133,819,372.40
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$—
(50)	Fourth Allocation of Principal		$5,703,036.16
(51)	Regular Principal Distribution Amount		$7,500,000.00
(52)	Total Principal		$147,022,408.56
	4. POOL INFORMATION
(53)	Pool Balance		$141,319,372
(54)	Number of Receivables Outstanding		22,021
(55)	Weighted Average Contract Rate		4.65%
(56)	Weighted Average Maturity		21.93
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$3,750,000.00
(58)	Initial Target Over Collateralization Amount		$11,250,000.00
(59)	Target Over Collateralization Amount		$—
(60)	Beginning Period O/C Amount		$7,500,000.00
(61)	Ending Period O/C Amount		$—
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$3,750,000.00
(64)	Beginning Reserve Account Balance		$3,750,000.00
(65)	Reserve Account Deposits		$1,193.02
(66)	Reserve Account Earnings		$—
(67)	Distribute Earnings Collection Account		$(1,193.02)
(68)	Reserve Account Draw Amount		$(3,750,000.00)
(69)	Reserve Account Excess Amount		$—
(70)	Ending Reserve Account Balance		$—
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(71)	Realized Losses for Collection Period		$74,663.68	47	$1,588.59
(72)	Recoveries for Collection Period		$107,833.50	131	$823.16
(73)	Net Losses/(Recoveries) for Collection Period		$(33,169.82)
(74)
(75)	Cumulative Losses (net of recoveries) for All Collection Periods		$8,387,375.98
(76)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.55916%

		6/30/2020	5/31/2020	4/30/2020	3/31/2020
(77)	Pool Balance at end of collection period	$141,319,372	$154,522,409	$166,871,224	$179,906,512
(78)	Number of receivables outstanding	22,021	23,529	24,828	26,163
(79)	Average month end Pool Balance	$147,920,890	$160,696,816	$173,388,868	$187,280,574
(80)	Realized Losses for Collection Period	$74,664	$64,274	$68,556	$75,277

(81)	Recoveries for Collection Period	$107,834	$78,244	$72,609	$84,450
(82)	Net Losses/(Recoveries) for Collection Period	$(33,170)	$(13,970)	$(4,053)	$(9,172)
(83)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.606%	0.480%	0.474%	0.482%
(84)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	(0.269)%	(0.104)%	(0.028)%	(0.059)%

(85)	Four month average Net Losses to Average Pool Balance (annualized)	(0.108)%

		6/30/2020	5/31/2020	4/30/2020	3/31/2020
(86)	Receivables 31-59 Days Delinquent	$1,306,711.31	$1,364,127.92	$1,664,120.58	$2,541,931.11
(87)	$ As % of Ending Pool Balance	0.925%	0.883%	0.997%	1.413%
(88)	# of Receivables	193	184	216	324
(89)	# As % of Ending Pool # of Receivables	0.876%	0.782%	0.870%	1.238%
(90)	Receivables 60-89 Days Delinquent	$343,247.00	$473,704.28	$450,698.37	$660,253.20
(91)	$ As % of Ending Pool Balance	0.243%	0.307%	0.270%	0.367%
(92)	# of Receivables	62	65	76	86
(93)	# As % of Ending Pool # of Receivables	0.282%	0.276%	0.306%	0.329%
(94)	Receivables 90 - 119 Days Delinquent	$178,207.64	$218,446.66	$282,442.87	$183,198.33
(95)	$ As % of Ending Pool Balance	0.126%	0.141%	0.169%	0.102%
(96)	# of Receivables	28	42	40	30
(97)	# As % of Ending Pool # of Receivables	0.127%	0.179%	0.161%	0.115%
(98)	Receivables 120+ Days Delinquent	$250,767.33	$194,359.68	$206,167.95	$140,727.32
(99)	$ As % of Ending Pool Balance	0.177%	0.126%	0.124%	0.078%
(100)	# of Receivables	45	42	41	29
(101)	# As % of Ending Pool # of Receivables	0.204%	0.179%	0.165%	0.111%
(102)	Total Delinquencies	$2,078,933.28	$2,250,638.54	$2,603,429.77	$3,526,109.96
(103)	$ As % of Ending Pool Balance	1.471%	1.457%	1.560%	1.960%
(104)	# of Receivables	328	333	373	469
(105)	# As % of Ending Pool # of Receivables	1.489%	1.415%	1.502%	1.793%
(106)	Receivables 60+ Days Delinquent	$772,221.97	$886,510.62	$939,309.19	$984,178.85
(107)	$ As % of Ending Pool Balance	0.546%	0.574%	0.563%	0.547%
(108)	Delinquency trigger	6.25%	6.25%	6.25%	6.25%
(109)	Total Repossession	$—	$1,276.76	$7,668.89	$178,013.76
(110)	# of Receivables	0	1	1	16

Name: Kim Taylor
Title: Senior Vice President
July 10, 2020